Income Taxes - Gross Uncertain Tax Positions Reconciliation (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
	Jan. 31, 2018	Apr. 30, 2020	Jan. 31, 2018	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Dec. 31, 2017
Income Taxes
Effective U.S. federal income tax rate	21.00%	21.00%		21.00%	21.00%	33.80%	35.00%
Tax Cut and Jobs Act of 2017, Amount			$ (106.9)